Current Receivables - Disclosure of Current Receivables (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of trade and other receivables [line items]
GST and VAT receivables	$ 2,088,394	$ 775,400
Receivable for grant income	6,267,855	5,297,521
Accounts receivables	17,358	51,310
Current receivables	$ 8,373,607	$ 6,124,231